Other commitments	9 Months Ended
Sep. 30, 2022
Other commitments
Other commitments

27.Other commitments

The Company has granted in October 2020 an amount of €0.5 million towards an institute under the Company’s Sponsored Grant Program. The institute will have to perform over a total period of two years certain clinical and research activities and training and education activities. During the period ended September 30, 2022, the Company recognized €79,000 in Therapy Development expenses.